CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Continuing Operations:
Revenues	$ 958.8	$ 875.5
Cost of sales	(810.9)	(813.3)
Gross profit	147.9	62.2
General and administrative expenses	(52.0)	(38.8)
Exploration expenses	(28.4)	(35.1)
Impairment charge	(17.1)	(15.0)
Other expenses	(9.1)	(77.9)
Earnings (loss) from continuing operations	41.3	(104.6)
Finance costs	(8.6)	(5.2)
Foreign exchange loss	(5.0)	(6.0)
Interest income, derivatives and other investment gains	14.0	61.3
Earnings (loss) before income taxes	41.7	(54.5)
Income tax expense	(78.1)	(33.4)
Net loss from continuing operations	(36.4)	(87.9)
Net loss from discontinued operations, net of income taxes	(16.4)	(167.2)
Net loss	(52.8)	(255.1)
Net earnings (loss) from continuing operations attributable to:
Equity holders	(55.5)	(95.8)
Non-controlling interests	19.1	7.9
Net loss from continuing operations	(36.4)	(87.9)
Net earnings (loss) attributable to:
Equity holders	(70.1)	(254.4)
Non-controlling interests	17.3	(0.7)
Net loss	$ (52.8)	$ (255.1)
Weighted average number of common shares outstanding attributable to equity holders
Basic (in shares)	478.6	476.5
Diluted (in shares)	478.6	476.5
Basic loss per share from continuing operations (in dollars per share)	$ (0.12)	$ (0.20)
Diluted loss per share from continuing operations (in dollars per share)	(0.12)	(0.20)
Basic loss per share from discontinued operations (in dollars per share)	(0.03)	(0.33)
Diluted loss per share from discontinued operations (in dollars per share)	(0.03)	(0.33)
Basic loss per share (in dollars per share)	(0.15)	(0.53)
Diluted loss per share (in dollars per share)	$ (0.15)	$ (0.53)